INCOME TAXES (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating losses, federal post amount	$ 10,378,000	$ 7,860,000
Net operating losses, federal post expiration years	Do Not Expire	Do Not Expire
Net operating losses, federal pre amount	$ 11,185,000	$ 11,185,000
Net operating losses, federal pre expiration years	2022 to 2037	2022 to 2037
Net operating losses, state amount	$ 21,597,000	$ 18,653,000
Net operating losses, state expiration years	2029 to 2041	2029 to 2041